CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operating Activities
Net income	$ 34	$ 254	$ 182	$ 419
Adjusted for the following items:
Earnings from investments in associates and joint ventures, net of distributions received	27	19	72	32
Depreciation and amortization expense	375	323	775	615
Mark-to-market on hedging items, provisions and other	84	(44)	265	10
Deferred income tax expense (recovery)	8	(1)	56	11
Changes in non-cash working capital, net	87	29	(13)	54
Cash from operating activities	615	580	1,337	1,141
Investing Activities
Acquisition of subsidiaries, net of cash acquired	0	(40)	0	(2,190)
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities	0	0	722	0
Additions of investments in associates and joint ventures	0	188	0	0
Proceeds from sales of investments held on behalf of parent	0	581	0	0
Proceeds from sales of investments accounted for using equity method	0	135	0	135
Purchase of long lived assets	(275)	(282)	(662)	(526)
Disposal of long lived assets	9	6	20	13
Purchase of financial assets	(271)	(43)	(534)	(48)
Sale of financial assets and other	168	4	278	9
Net settlement of foreign exchange hedging items	1	37	83	36
Cash used by investing activities	(368)	586	(93)	(2,571)
Financing Activities
Distributions to general partner	(47)	(38)	(93)	(76)
Distributions to other unitholders	(236)	(213)	(472)	(425)
Subsidiary distributions to non-controlling interest	(168)	(123)	(647)	(491)
Capital Provided By Non-controlling Interest, Cash	45	13	223	1,285
Capital provided to non-controlling interest	0	0	(616)	0
Proceeds From Partial Disposition Of Subsidiaries To Non-Controlling Interest, Net Of Taxes	0	0	168	165
Deposit Received From Parent	0	456	0	823
Proceeds from corporate borrowings	275	0	275	0
Proceeds from corporate credit facility	512	743	1,455	2,619
Repayment of corporate credit facility	(515)	(1,708)	(1,065)	(3,129)
Proceeds from subsidiary borrowings	570	152	2,210	2,051
Repayment of subsidiary borrowings	(498)	(427)	(1,979)	(1,204)
Payments of lease liabilities, classified as financing activities	(43)	(33)	(86)	(69)
Preferred units issued	0	0	0	72
Repurchase of Limited Partner Units	0	0	0	(28)
Partnership units issued, net of issuance costs	3	2	5	4
Cash from financing activities	(102)	(1,176)	(622)	1,597
Cash and cash equivalents
Change during the year	145	(10)	622	167
Impact of foreign exchange on cash	9	5	(69)	8
Balance, beginning of year	1,226	720	827	540
Balance, end of year	$ 1,380	$ 715	$ 1,380	$ 715